STOCK OPTION AND STOCK UNIT PLANS - WEIGHTED AVERAGE ASSUMPTIONS (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 CAD ($) $ / shares	Dec. 31, 2016 CAD ($) $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Weighted average assumptions used to determine the fair value of options
Compensation expense | $	$ 106	$ 165	$ 130
INCENTIVE STOCK OPTIONS
Weighted average assumptions used to determine the fair value of options
Fair value per option (in dollars per share) | $ / shares	$ 3.86	$ 6.00	$ 7.37
Expected option term (in years)	5 years	5 years	5 years
Expected volatility (as a percent)	21.90%	20.40%	25.10%
Expected dividend yield (as a percent)	6.40%	4.40%	4.40%
Risk-free interest rate (as a percent)	2.20%	1.20%	0.80%
Expected option term based on historical practice	6 years
Expected option term based on historical practice for retirement eligible employees	3 years
Compensation expense | $	$ 28	$ 40	$ 43
Unrecognized compensation cost related to non-vested share-based compensation arrangements granted | $	$ 23
Weighted average period over which compensation cost is expected to be recognized	2 years
INCENTIVE STOCK OPTIONS | Canadian employees
Weighted average assumptions used to determine the fair value of options
Fair value per option (in dollars per share) | $ / shares	$ 3.75	$ 5.66	$ 7.01
INCENTIVE STOCK OPTIONS | United States employees
Weighted average assumptions used to determine the fair value of options
Fair value per option (in dollars per share) | $ / shares				$ 3.30	$ 5.72	$ 6.60